Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
Right-of-use assets:

£'000
Cost
At January 1, 2020	1,114
Additions	3,245
At December 31, 2021	4,359
Additions	2,035
Acquired on acquisition	235
Foreign currency translation	(4)
At December 31, 2021	6,625

Accumulated Depreciation
At January 1, 2020	185
Depreciation charge	439
At December 31, 2021	624
Depreciation charge	848
Foreign currency translation	(1)
Carrying value	1,471
At December 31, 2021	5,154
At December 31, 2020	3,735
All right-of-use assets relate to leased properties. As at January 1, 2021 the Group had 3 pre-existing lease agreements relating to 2 properties based in the United Kingdom. In each instance the Group has the right, but not the obligation, to exit the leases at the end of the respective break periods. On July 12, 2021 the Group entered into a 10 year lease relating to premises at Milton Park, Oxfordshire with a 5-year break period. The Group has the right, but not the obligation, to exit the lease at the end of the break period. On 23 November 2021 the Group entered into a 10 year lease relating to additional space at its pre-existing Dundee offices. This lease arrangement also contains a 5-year break clause.
Currently the assumed lease term for each of the above leases extends to the date where the break-clause can be exercised, rather than the lease end date.
As part of the Group’s acquisition of Allcyte the Group acquired a lease relating to that Company’s Austrian premises, the lease term of which runs until 31 December 2022.
The Group entered into two 7 year lease arrangements in relation to laboratory and office space in Vienna, Austria on September 3, 2021, with the lease term commencing on or after October 1, 2022. Total minimum lease commitments of £6,132,000 are payable under these arrangements.
Lease liability maturity

	December 31,
	2021	2020
	£’000	£’000
Current	1,075	677
Non-current	3,804	2,761
	4,879	3,438
17.Leases (continued)
In respect of the Group’s leasing activities the following amounts were recognised:

	December 31,
	2021	2020
	£’000	£’000
Recognised within general administrative expenses
Depreciation charge for the right-of-use assets	848	439
Expenses relating to short-term leases	93	11
Recognised within finance expenses
Interest expense on lease liabilities	149	86
The lease liability contractual maturity analysis is detailed within note 27.